FAIR VALUE (Details 3) (USD $)	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	$ 399,955	$ 361,803	$ 465,709	$ 1,918,156
Long-term investments	5,491,073
Recurring | Total
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	399,955	361,803
Long-term investments	5,491,073
Total	5,891,028	361,803
Recurring | Level 1
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Available for sale securities	399,955	361,803
Total	399,955	361,803
Recurring | Level 3
Information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
Long-term investments	5,491,073
Total	$ 5,491,073